Offerings	Apr. 03, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, or pre-funded warrants to purchase shares of common stock, par value $0.001, per share
Amount Registered	81,000
Proposed Maximum Offering Price per Unit	6.53
Maximum Aggregate Offering Price	$ 528,930
Fee Rate	0.01381%
Amount of Registration Fee	$ 73.05
Offering Note

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s common stock, par value $0.001 per share (the “Common Stock”), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of common stock.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise of pre-funded warrants
Amount Registered	3,107,407
Proposed Maximum Offering Price per Unit	6.53
Maximum Aggregate Offering Price	$ 20,291,367.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,802.24
Offering Note

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant’s common stock on the Nasdaq Capital Market on April 6, 2026.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise of common warrants
Amount Registered	6,376,814
Proposed Maximum Offering Price per Unit	6.53
Maximum Aggregate Offering Price	$ 41,640,595.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,750.57
Offering Note

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s common stock, par value $0.001 per share (the “Common Stock”), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of common stock.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise of placement agent warrants
Amount Registered	255,073
Proposed Maximum Offering Price per Unit	6.53
Maximum Aggregate Offering Price	$ 1,665,626.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 230.02
Offering Note

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant’s common stock on the Nasdaq Capital Market on April 6, 2026.